Prepaid Expenses (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Prepaid Expenses [Abstract]
Prepaid expenses	$ 2,700,000	$ 2,700,000	$ 7,734,895